Income taxes - Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax:
Current tax charge	€ 555	€ 460	€ 323
Adjustment in respect of current tax from prior periods	(10)	(37)	(53)
Total current tax	545	423	270
Deferred tax:
Relating to the origination and reversal of temporary differences	11	35	6
Adjustment in respect of deferred income tax from prior periods	(22)	(22)	(9)
Relating to changes in tax rates or the imposition of new taxes	0	0	127
Total deferred tax	(11)	13	124
Income tax charge per the consolidated income statement	€ 534	€ 436	€ 394